OTHER LIABILITIES	12 Months Ended
Dec. 31, 2016
OTHER LIABILITIES [Abstract]
OTHER LIABILITIES
13.	OTHER LIABILITIES

The following table describes the principal components of the Company’s other liabilities (dollars in thousands):

	December 31, 2016	December 31, 2015
Net current tax provision	$2,036	$645
Lease incentive obligation	24,757	21,217
Deferred rent payable	3,792	11,974
Refundable deposits	350	4,240
Other	9,319	14,050
Total other liabilities	$40,254	$52,126